Loan Commitments and Standby Letters of Credit (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Guarantor Obligations [Line Items]
Maximum exposure to credit loss for loan commitments	$ 560,992,000	$ 446,538,000
Commercial Loans [Member]
Guarantor Obligations [Line Items]
Maximum exposure to credit loss for loan commitments	385,674,000	308,721,000
Consumer and Residential Loans [Member]
Guarantor Obligations [Line Items]
Maximum exposure to credit loss for loan commitments	106,024,000	98,903,000
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Liability related to guarantees under standby letters of credit	0	48,000
Maximum exposure to credit loss for loan commitments	37,217,000	34,052,000
Commitments to Extend Credit [Member]
Guarantor Obligations [Line Items]
Maximum exposure to credit loss for loan commitments	32,077,000	4,862,000
Commitments to Extend Credit [Member]
Guarantor Obligations [Line Items]
Maximum exposure to credit loss for loan commitments	$ 560,992,000